Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Operating Expenses
Operating expenses for the years ended December 31 consist of the following:

	2020	2019
Employee expenses(1)	$4,445	$4,090
Premises and equipment	158	163
Capital asset depreciation	250	241
Service fees	946	919
Amortization of intangible assets (Note 9)	156	137
Impairment of intangible assets (Note 9)	11	15
Other expenses	1,435	1,468
Total operating expenses	$7,401	$7,033

(1)    See table below for further details.

Employee Expenses
Employee expenses for the years ended December 31 consist of the following:

	2020	2019
Salaries, bonus, employee benefits	$3,879	$3,497
Share-based payments (Note 19)	540	549
Other personnel costs	26	44
Total employee expenses	$4,445	$4,090